Summary of Significant Accounting Policies - Share-Based Compensation (Details)	12 Months Ended
Dec. 31, 2023 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Service period	3 years
Restricted Stock Units | Business Combination Agreement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Business acquisition, share price (in dollars per share)	$ 10.00